PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	2017	2016
Year ended 31 December	US$’000	US$’000
Property and equipment, at cost	3,628	3,146
Accumulated depreciation	(2,382)	(1,935)
Total Property and Equipment	1,246	1,211

a) Movements in carrying amounts:
Balance at the beginning of the period	1,211	1,382
Amounts capitalized during the period	659	355
Amounts disposed of during the period	(122)	(151)
Depreciation expense	(502)	(375)
Balance at end of period	1,246	1,211